Share-based compensation expenses - Valuation Assumption (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Global Share Plan
Assumptions used in calculation of estimated fair value of options
Risk-free interest rate per annum, Minimum	2.40%
Risk-free interest rate per annum, Maximum	3.05%
Expected term (in years)	10 years
Expected volatility rate, Minimum (as a percent)	53.00%
Expected volatility rate, Maximum (as a percent)	54.00%
Predecessor | 2012 Share Plan of RONG 360
Assumptions used in calculation of estimated fair value of options
Risk-free interest rate per annum, Minimum		2.31%	1.59%
Risk-free interest rate per annum, Maximum		2.40%	1.79%
Expected term (in years)		10 years	10 years
Expected volatility rate, Minimum (as a percent)		55.00%	58.00%
Expected volatility rate, Maximum (as a percent)		57.00%	59.00%